Financial instruments: classification - Hierarchy of liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Level 1
Fair value of liabilities
Liabilities	£ 15,365	£ 15,565
Level 1 | Short positions
Fair value of liabilities
Liabilities	15,365	15,565
Level 2
Fair value of liabilities
Liabilities	241,879	206,928
Level 2 | Deposits
Fair value of liabilities
Liabilities	52,969	50,944
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,069	1,703
Level 2 | Short positions
Fair value of liabilities
Liabilities	5,093	5,622
Level 2 | Derivatives
Fair value of liabilities
Liabilities	178,895	145,818
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,769	2,117
Level 2 | Other deposits
Fair value of liabilities
Liabilities	350
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	734	724
Level 3
Fair value of liabilities
Liabilities	1,008	1,317
Level 3 | Deposits
Fair value of liabilities
Liabilities	29	56
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	15	59
Level 3 | Derivatives
Fair value of liabilities
Liabilities	964	1,061
Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		141
Recurring | Level 3
Fair value of liabilities
Liabilities	1,008	1,317	£ 1,790	£ 1,957
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	29	56
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	£ 15	59
Recurring | Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		£ 141